Debt (Details 7) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt issue costs	$ 784,423	$ 305,283	$ 42,000
Accumulated amortization of debt issue costs	(408,050)	(237,095)	(7,596)
Debt issue costs - net	$ 376,373	$ 68,188	$ 34,404